INCOME TAX (Tables)	8 Months Ended
Dec. 31, 2020
INCOME TAX
Schedule of Company's net deferred tax asset

The Company’s net deferred tax asset is as follows:

December 31,
2020
Deferred tax asset
Startup/organizational expenses	$596,809
Unrealized gain on marketable securities	(2,900)
Total deferred tax asset	593,909
Valuation Allowance	(593,909)
Deferred tax asset, net of allowance	$—

Schedule of components of Company's income tax provision

The income tax provision consists of the following:

As of December 31,
2020
Federal
Current	$81,422
Deferred	(593,909)

State and Local
Current	—
Deferred	—

Change in valuation allowance	593,909

Income tax provision	$81,422

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

December 31, 2020

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Loss on warrant liability	(19.5)%
Transaction costs incurred in connection with IPO	(0.7)%
Valuation allowance	(0.9)%
Income tax provision	(0.1)%